Significant Accounting Policies - Expenses and Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, general and administrative	Selling, general and administrative	Selling, general and administrative
Advertising and promotional expense	$ 1,173	$ 1,237	$ 1,330